Related-Party Transactions - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2016 $ / shares shares	Mar. 31, 2017 USD ($) Agreement	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Agreement	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2016 USD ($)
Initial Public Offering [Member]
Related Party Transaction [Line Items]
Initial public offering shares | shares	7,187,500
Share price | $ / shares	$ 11.00
Director and Executive Officers [Member] | Initial Public Offering [Member]
Related Party Transaction [Line Items]
Initial public offering shares | shares	1,250,000
Subordinated Convertible Promissory Notes [Member] | Initial Public Offering [Member]
Related Party Transaction [Line Items]
Debt instrument convertible number of equity shares | shares	1,079,749
Share price | $ / shares	$ 11.00
GE [Member]
Related Party Transaction [Line Items]
Number of supply agreements | Agreement		5		5
Proceeds from related party sales | $		$ 84.9	$ 96.2	$ 379.9	$ 312.5	$ 234.8
Accounts receivables, related party | $		$ 25.1		$ 16.6	$ 19.0
Percentage of common stock outstanding		8.40%		8.40%
Advance received | $							$ 2.0